Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid In Capital	Retained Earnings	Common Stock Held in Treasury	Total
Beginning balance, value at Jul. 31, 2022	$ 2,178,297	$ 3,346,245	$ 49,150,979	$ (1,287,852)	$ 53,387,669
Net loss			(82,964)		(82,964)
Ending balance, value at Jul. 31, 2023	2,178,297	3,346,245	49,068,015	(1,287,852)	53,304,705
Net loss			(406,568)		(406,568)
Ending balance, value at Jul. 31, 2024	$ 2,178,297	$ 3,346,245	$ 48,661,447	$ (1,287,852)	$ 52,898,137